Note 7 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing fees, accumulated amortization	$ 6,363	$ 4,956